Pensions and Other Postretirement Benefits Narrative (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Settlements			$ (35.7)
Company contributions		$ 37.5	55.4
Employer matching contribution percentage		80.00%
Maximum percentage of employee's compensation eligible for employer matching contributions		5.00%
Additional employer annual contribution percentage	5.00%	5.00%
Charges for defined contribution plans		$ 15.0	9.7	$ 7.6
Non-U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Settlements			(32.5)
UNITED STATES
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Settlements			$ (3.2)
Expected return on plan assets	4.50%	5.00%	6.50%	7.00%
Decrease in rate of return on plan assets		1.50%
Estimated inflation rate assumptions for rate of return on plan assets		2.30%
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated benefit obligation	$ 1,248.8	$ 1,248.8	$ 1,359.6
Net actuarial (gain) loss that will be amortized from AOCI into net annual benefit cost (income) during 2014	18.4	18.4
Prior service cost (credit) that will be amortized from AOCI into net annual benefit cost (income) during 2014	0.2	0.2
Loss due to curtailment and special termination benefits		4.3	4.3
Settlements		$ (4.4)	$ (6.9)
Expected return on plan assets		5.00%	6.50%	7.00%
Company contributions		$ 36.0	$ 53.5
Remaining pension obligation	1,269.7	1,269.7	1,339.9	$ 1,208.2
Settlement charge		(1.8)	(3.2)	$ (20.3)
Pension Plan | UNITED STATES
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary cash contributions	7.0	7.0
Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial (gain) loss that will be amortized from AOCI into net annual benefit cost (income) during 2014	(0.7)	(0.7)
Prior service cost (credit) that will be amortized from AOCI into net annual benefit cost (income) during 2014	0.1	0.1
Settlements		$ 0.0	$ 0.0
Expected return on plan assets		0.00%	0.00%	0.00%
Company contributions		$ 1.5	$ 2.0
Remaining pension obligation	$ 0.0	0.0	0.0	$ 0.0
Settlement charge		$ 0.0	0.0	$ 0.0
Discontinued Operations, Held-for-sale | FMC Health and Nutrition
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension curtailment charge			3.9
Fixed Income Investments | UNITED STATES
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target asset allocation	100.00%	100.00%
Fair Value, Inputs, Level 3 | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Remaining pension obligation	$ 0.0	$ 0.0	$ 0.0